Pension and Postretirement Benefit Plans and Defined Contribution Plans (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
		Jan. 15, 2015	Jan. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	[1]			$ 257	[2],[3]	$ 287	[2],[3]	$ 253
Interest cost	[1]			646	[2],[3]	676	[2],[3]	697
Expected return on plan assets	[1]			(958)		(1,089)		(1,043)
Amortization of actuarial losses	[1]			395		346		63
Amortization of prior service credits	[1]			5		(5)		(7)
Curtailments	[1]			10		3		2
Settlements	[1]			90		556		52
Special termination benefits	[1]			0	[2],[3]	0	[2],[3]	0
Net periodic benefit costs/(income) reported in Income	[1]			444		773		16
(Income)/cost reported in Other comprehensive loss	[1],[4]			253		(396)		2,768
(Income)/cost recognized in Comprehensive income	[1]			697		378		$ 2,784
Decrease in plan assets						1,100
Settlements						419
Voluntary contribution		$ 1,000		$ 1,000	[3]	$ 1,000	[3]
Expected return on plan assets, percentage				8.00%		8.30%		8.50%
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	[5]			$ 18	[2],[6]	$ 22	[2],[6]	$ 20
Interest cost	[5]			53	[2],[6]	54	[2],[6]	57
Expected return on plan assets	[5]			0		0		0
Amortization of actuarial losses	[5]			37		44		29
Amortization of prior service credits	[5]			(1)		(2)		(2)
Curtailments	[5]			1		0		0
Settlements	[5]			28		34		28
Special termination benefits	[5]			0	[2],[6]	0	[2],[6]	0
Net periodic benefit costs/(income) reported in Income	[5]			137		153		132
(Income)/cost reported in Other comprehensive loss	[4],[5]			121		(143)		163
(Income)/cost recognized in Comprehensive income	[5]			258		10		294
Voluntary contribution	[6]			151		158
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	[7]			165	[2],[8]	186	[2],[8]	199
Interest cost	[7]			233	[2],[8]	307	[2],[8]	394
Expected return on plan assets	[7]			(381)		(418)		(459)
Amortization of actuarial losses	[7]			93		122		97
Amortization of prior service credits	[7]			(3)		(7)		(7)
Curtailments	[7]			(2)		5		0
Settlements	[7]			9		81		22
Special termination benefits	[7]			1	[2],[8]	1	[2],[8]	8
Net periodic benefit costs/(income) reported in Income	[7]			115		277		254
(Income)/cost reported in Other comprehensive loss	[4],[7]			640		(542)		260
(Income)/cost recognized in Comprehensive income	[7]			755		(265)		$ 514
Voluntary contribution	[8]			$ 209		$ 558
Expected return on plan assets, percentage				5.20%		5.50%		5.80%
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	[9]			$ 41	[2],[10]	$ 55	[2],[10]	$ 55
Interest cost	[9]			101	[2],[10]	117	[2],[10]	169
Expected return on plan assets	[9]			(34)		(53)		(63)
Amortization of actuarial losses	[9]			32		38		6
Amortization of prior service credits	[9]			(174)		(146)		(57)
Curtailments	[9]			(26)		(31)		(7)
Settlements	[9]			0		0		0
Special termination benefits	[9]			0	[2],[10]	0	[2],[10]	0
Net periodic benefit costs/(income) reported in Income	[9]			(59)		(21)		102
(Income)/cost reported in Other comprehensive loss	[4],[9]			3		(540)		(174)
(Income)/cost recognized in Comprehensive income	[9]			(56)		(560)		$ (72)
Voluntary contribution	[10]			$ (12)		$ 84
Expected return on plan assets, percentage				8.00%		8.30%		8.50%
Subsequent Event [Member] | U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Voluntary contribution			$ 1,000
Change in Accounting Method Accounted for as Change in Estimate [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected reduction in net periodic benefit costs				$ 42

[1]	2016 v. 2015––The decrease in net periodic benefit costs for our U.S. qualified pension plans was primarily driven by (i) a year-over-year decrease in settlement activity compared to that of 2015 related to the non-recurring lump-sum settlement option to certain plan participants discussed in the 2015 v. 2014 analysis, below, (ii) lower service costs resulting from a higher discount rate, and (iii) lower interest costs resulting from a lower beginning benefit obligation. The aforementioned decreases were partially offset by (i) a lower expected return on plan assets resulting from both a lower expected rate of return, and a net decrease of approximately $1.1 billion in the asset base, due in part to lump-sum payments made in 2015 to certain terminated vested colleagues to settle Pfizer’s pension obligation, and (ii) an increase in the amounts amortized for actuarial losses, primarily resulting from the remeasurement in 2015 of Hospira’s U.S. qualified pension plan due to its plan termination. 2015 v. 2014––The increase in net periodic benefit costs for our U.S. qualified pension plans was primarily driven by (i) a non-recurring charge of $419 million related to the settlement of pension obligations in accordance with an offer to certain terminated employees who are vested in their pension benefits to elect a lump-sum payment to settle Pfizer’s pension obligation with those participants, or an annuity of their deferred vested pension benefits, and (ii) the increase in the amounts amortized for actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation (which increased the amount of deferred actuarial losses), and, to a lesser extent, a 2014 change in mortality assumptions (reflecting a longer life expectancy for plan participants). The aforementioned increases were partially offset by (i) a greater expected return on plan assets resulting from an increased plan asset base due to a voluntary contribution of $1.0 billion made at the beginning of January 2015, which in turn was partially offset by a decrease in the expected rate of return on plan assets from 8.5% to 8.3% and (ii) lower interest costs resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation.
[2]	For the U.S. and international pension plans, the benefit obligation is the PBO. For the postretirement plans, the benefit obligation is the ABO. The ABO for all of our U.S. qualified pension plans was $15.4 billion in 2016 and $14.8 billion in 2015. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.4 billion in 2016 and $1.3 billion in 2015. The ABO for our international pension plans was $9.3 billion in 2016 and $8.8 billion in 2015.
[3]	The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the actual return on assets, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2016.
[4]	For details of the changes in Other comprehensive loss, see the benefit plan activity in the consolidated statements of comprehensive income.
[5]	2016 v. 2015––The decrease in net periodic benefit costs for our U.S. supplemental (non-qualified) pension plans was primarily driven by (i) a decrease in the amounts amortized for actuarial losses resulting from the increase in 2015 in the discount rate used to determine the benefit obligation, (ii) lower settlement activity, and (iii) lower service costs resulting from a higher discount rate. 2015 v. 2014––The increase in net periodic benefit costs for our U.S. supplemental (non-qualified) pension plans was primarily driven by (i) an increase in the amounts amortized for actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation, and (ii) higher settlement activity.
[6]	Our U.S. supplemental (non-qualified) plans are generally not funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, will be paid from cash generated from operations. The increase in the benefit obligation is primarily due to a decrease in the discount rate.
[7]	2016 v. 2015––The decrease in net periodic benefit costs for our international pension plans was primarily driven by (i) lower service and interest costs, resulting from a change in our approach for measuring service and interest costs (see (f) below), (ii) lower settlement activity, and (iii) a decrease in the amounts amortized for actuarial losses resulting from large gains in 2015, which decreased the plan net loss position. The aforementioned decreases to our net periodic benefit costs were partially offset by a decrease in the expected return on plan assets due to a lower asset base and a lower expected rate of return on plan assets.2015 v. 2014––The increase in net periodic benefit costs for our international pension plans was primarily driven by (i) a decrease in the expected return on plan assets due to a lower expected rate of return on plan assets, (ii) an increase in the amounts amortized for actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation, and (iii) higher settlement charges due to the settlement of a pension plan in Sweden. The aforementioned increase in net periodic benefit costs was partially offset by the decrease in interest cost resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation.
[8]	The unfavorable change in the international plans’ funded status was primarily due to plan losses related to a decrease in the discount rate (reflecting lower interest rates), partially offset by an increase in the actual return on plan assets.
[9]	2016 v. 2015––The increase in net periodic benefit income for our postretirement plans was primarily driven by (i) an increase in prior service credits due to the postretirement medical plan cap changes during 2016 and 2015, (ii) lower interest costs resulting from a lower benefit obligation, (iii) lower service costs resulting from a higher discount rate, and (iv) a decrease in the amounts amortized for actuarial losses resulting from the increase in 2015 in the discount rate used to determine the benefit obligation. The aforementioned changes were partially offset by (i) a decrease in expected return on plan assets, primarily resulting from a decrease in plan assets, reflecting payments by the plan for IRC Section 401(h) reimbursements to Pfizer for eligible 2014 and 2015 prescription drug expenses for certain retirees, and (ii) lower curtailment gains.2015 v. 2014––The decrease in net periodic benefit costs for our postretirement plans was primarily driven by (i) the increase in the amounts amortized for prior service credits and (ii) an increase in curtailment gains resulting from the implementation of changes to certain retiree medical benefits to adopt programs eligible for the Medicare Part D plan subsidy, as allowed under the EGWP, and another plan change to establish benefit caps for certain plan participants, as well as (iii) a decrease in interest cost resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation. The aforementioned decreases were partially offset by an increase in actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation.
[10]	The favorable change in the funded status of our postretirement plans was primarily due to plan amendments for certain U.S. and Puerto Rico postretirement plans. The U.S. plan change applied a fixed cap on costs for certain groups within the plan. The Puerto Rico plan change includes: (i) a cap on costs for certain groups within the plan, and (ii) the adoption of the EGWP. The changes resulted in reductions to the plan liabilities of $82 million for the U.S. postretirement plan and $95 million for the Puerto Rico postretirement plan.